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                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND

                     NEW ENGLAND GOVERNMENT SECURITIES FUND

         Supplement dated September 20, 1999 to New England Bond Funds
                          Class A, B and C Prospectus
                                      and
                   New England Bond Funds Class Y Prospectus
                             each dated May 3, 1999

Effective immediately, New England Limited Term U.S. Government Fund and New England Government Securities Fund are each managed by an adviser team from Back Bay Advisors. The adviser teams consist of two or more portfolio managers who jointly manage the respective Fund's investment portfolio.